Fair Value Measurements (Summary of Sensitivity Analysis of Level 3 Financial Assets and Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Classes Of Liabilities [Domain] | Classes Of Financial Liabilities [Domain]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	$ 262	$ 219
Increase in fair value	94	73
Classes Of Liabilities [Domain] | Trading deposits [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	0	0
Increase in fair value, liabilities	0	0
Classes Of Liabilities [Domain] | Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	37	29
Increase in fair value, liabilities	19	17
Classes Of Liabilities [Domain] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	0	2
Increase in fair value, liabilities	0	4
Classes Of Liabilities [Domain] | Securities [member] | Trading loans securities and other [member] | Classes Of Financial Liabilities [Domain]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	5	3
Increase in fair value	1	1
Classes Of Liabilities [Domain] | Securities [member] | Non trading financial assets at fair value through profit and loss [member] | Classes Of Financial Liabilities [Domain]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	189	155
Increase in fair value	63	39
Classes Of Liabilities [Domain] | Securities [member] | Financial assets at fair value through other comprehensive income [member] | Classes Of Financial Liabilities [Domain]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	31	30
Increase in fair value	11	12
Interest rate contracts [member] | Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	35	28
Increase in fair value, liabilities	18	17
Equity contracts [member] | Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	2	1
Increase in fair value, liabilities	$ 1	$ 0